Schedule of Investments (unaudited)	iShares® MSCI Emerging Markets ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Brazil — 3.2%
Ambev SA	11,635,977	$25,616,922
Atacadao SA	1,608,505	3,038,788
B3 SA - Brasil Bolsa Balcao	13,999,524	28,527,473
Banco Bradesco SA	3,887,072	8,476,066
Banco BTG Pactual SA	3,013,804	18,131,381
Banco do Brasil SA	4,349,176	22,462,750
BB Seguridade Participacoes SA	1,744,165	10,728,928
BRF SA(a)	1,485,651	5,256,888
Caixa Seguridade Participacoes S/A	1,582,429	4,481,274
CCR SA	2,571,438	5,896,154
Centrais Eletricas Brasileiras SA	3,062,476	20,290,529
Cia. de Saneamento Basico do Estado de Sao
Paulo SABESP	873,427	12,285,764
Cia. Siderurgica Nacional SA	1,727,094	4,302,194
Cosan SA	3,112,948	8,074,492
CPFL Energia SA	555,201	3,605,545
Energisa SA	595,328	5,182,434
Eneva SA(a)	1,416,164	3,352,362
Engie Brasil Energia SA	519,381	4,286,879
Equatorial Energia SA	2,598,818	14,466,749
Equatorial Energia SA, NVS(a)	37,162	206,868
Hapvida Participacoes e Investimentos SA(a)(b)	12,471,735	9,476,894
Hypera SA	971,217	5,021,718
JBS SA	1,953,025	10,726,778
Klabin SA	2,101,191	8,131,216
Localiza Rent a Car SA	2,318,554	18,867,587
Lojas Renner SA	2,461,486	6,150,316
Natura & Co. Holding SA	2,339,373	6,615,949
Petroleo Brasileiro SA	9,450,054	73,247,862
PRIO SA	2,034,546	16,122,466
Raia Drogasil SA	3,292,735	15,720,899
Rede D'Or Sao Luiz SA(b)	1,462,716	7,649,390
Rumo SA	3,294,521	12,366,453
Sendas Distribuidora SA(a)	3,438,382	7,975,679
Suzano SA	1,980,907	18,372,121
Telefonica Brasil SA	1,062,843	8,764,422
TIM SA/Brazil	2,234,956	6,750,538
TOTVS SA	1,423,199	7,784,242
Ultrapar Participacoes SA	1,848,377	8,156,106
Vale SA	8,611,320	103,646,122
Vibra Energia SA	2,664,106	10,928,573
WEG SA	4,237,391	30,302,240
		601,448,011
Chile — 0.4%
Banco de Chile	115,409,962	13,703,212
Banco de Credito e Inversiones SA	200,028	5,676,114
Banco Santander Chile	169,631,205	8,028,754
Cencosud SA	3,356,957	6,303,916
Cia. Sud Americana de Vapores SA	39,341,803	2,548,618
Empresas CMPC SA	2,904,110	6,077,369
Empresas Copec SA	996,730	8,272,878
Enel Americas SA	54,828,078	5,423,023
Enel Chile SA	71,070,711	4,072,973
Falabella SA(a)	2,182,243	6,610,841
Latam Airlines Group SA	471,507,560	6,343,197
		73,060,895
China — 26.7%
360 Security Technology Inc., Class A(a)	1,210,706	1,376,401
37 Interactive Entertainment Network
Technology Group Co. Ltd., Class A	367,288	734,347
Security	Shares	Value

China (continued)
AAC Technologies Holdings Inc.	1,856,500	$5,733,495
Advanced Micro-Fabrication
Equipment Inc./China, Class A	105,029	1,880,797
AECC Aviation Power Co. Ltd., Class A	428,873	2,202,999
Agricultural Bank of China Ltd., Class A	13,172,123	7,956,899
Agricultural Bank of China Ltd., Class H	70,155,000	29,411,123
Aier Eye Hospital Group Co. Ltd., Class A	1,554,817	2,590,831
Air China Ltd., Class A(a)	2,056,593	2,113,307
Akeso Inc.(a)(b)	1,428,000	8,062,974
Alibaba Group Holding Ltd.	39,447,656	385,188,030
Alibaba Health Information Technology Ltd.(a)(c)	14,212,000	5,990,404
Aluminum Corp. of China Ltd., Class A	2,234,100	2,517,470
Aluminum Corp. of China Ltd., Class H	9,728,000	7,276,900
Anhui Conch Cement Co. Ltd., Class A	681,186	2,251,827
Anhui Conch Cement Co. Ltd., Class H	2,993,500	7,410,815
Anhui Gujing Distillery Co. Ltd., Class A	62,985	2,169,210
Anhui Gujing Distillery Co. Ltd., Class B	280,400	4,356,416
Anhui Jianghuai Automobile Group Corp. Ltd.(a)	471,000	1,042,480
Anhui Kouzi Distillery Co. Ltd., Class A	119,152	688,889
Anhui Yingjia Distillery Co. Ltd., Class A	118,500	1,132,465
Anjoy Foods Group Co. Ltd., Class A	60,500	756,555
ANTA Sports Products Ltd.	3,247,802	34,792,710
Asymchem Laboratories Tianjin Co. Ltd.,
Class A	60,680	639,675
Autohome Inc., ADR	179,607	5,100,839
Avary Holding Shenzhen Co. Ltd., Class A	449,804	1,855,522
AVIC Industry-Finance Holdings Co. Ltd.,
Class A	1,757,189	696,854
AviChina Industry & Technology Co. Ltd.,
Class H	6,071,000	2,754,710
Avicopter PLC, Class A	136,253	781,747
BAIC BluePark New Energy Technology
Co. Ltd.(a)	1,127,600	1,146,956
Baidu Inc.(a)	5,742,430	69,586,746
Bank of Beijing Co. Ltd., Class A	3,834,806	3,071,495
Bank of Chengdu Co. Ltd., Class A	636,495	1,383,644
Bank of China Ltd., Class A	6,047,700	3,696,198
Bank of China Ltd., Class H	198,416,933	94,058,085
Bank of Communications Co. Ltd., Class A	6,449,093	6,256,222
Bank of Communications Co. Ltd., Class H	22,020,600	16,620,290
Bank of Hangzhou Co. Ltd., Class A	1,005,845	1,879,984
Bank of Jiangsu Co. Ltd., Class A	3,001,110	3,414,773
Bank of Nanjing Co. Ltd., Class A	1,737,514	2,478,262
Bank of Ningbo Co. Ltd., Class A	1,010,979	3,442,524
Bank of Shanghai Co. Ltd., Class A	2,711,442	2,913,581
Baoshan Iron & Steel Co. Ltd., Class A	3,699,673	3,513,586
BeiGene Ltd.(a)	1,743,922	19,932,491
Beijing Enlight Media Co. Ltd., Class A	747,795	935,057
Beijing Enterprises Holdings Ltd.	1,292,000	4,554,304
Beijing Enterprises Water Group Ltd.(c)	12,054,000	3,850,332
Beijing Kingsoft Office Software Inc., Class A	71,481	2,551,485
Beijing New Building Materials PLC, Class A	285,613	1,269,150
Beijing Roborock Technology Co. Ltd., Class A	24,165	1,385,932
Beijing Tiantan Biological Products Corp. Ltd.,
Class A	249,200	972,116
Beijing Tongrentang Co. Ltd., Class A	268,400	1,646,455
Beijing Wantai Biological Pharmacy Enterprise
Co. Ltd., Class A	168,130	1,576,486
Beijing-Shanghai High Speed Railway Co. Ltd.,
Class A	6,701,900	4,672,627
Bilibili Inc.(a)(c)	582,514	8,422,131
Bloomage Biotechnology Corp. Ltd.	92,105	743,226

Schedule of Investments (unaudited) (continued)	iShares® MSCI Emerging Markets ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
BOC Aviation Ltd.(b)	582,800	$4,329,291
BOE Technology Group Co. Ltd., Class A	4,701,700	2,641,939
Bosideng International Holdings Ltd.	10,116,000	5,853,330
Brilliance China Automotive Holdings Ltd.	7,694,000	6,072,750
BYD Co. Ltd., Class A	280,612	8,829,591
BYD Co. Ltd., Class H	2,648,000	74,300,922
BYD Electronic International Co. Ltd.	2,010,500	8,733,522
C&D International Investment Group Ltd.	1,803,000	3,646,729
Caitong Securities Co. Ltd., Class A	1,006,074	1,000,860
Cambricon Technologies Corp. Ltd.(a)	68,154	1,632,603
CGN Power Co. Ltd.	2,292,300	1,321,885
CGN Power Co. Ltd., Class H(b)	27,540,000	10,553,341
Changchun High-Tech Industry Group Co. Ltd.,
Class A	78,694	1,135,817
Changjiang Securities Co. Ltd., Class A	1,242,835	945,505
Changzhou Xingyu Automotive Lighting
Systems Co. Ltd., Class A	51,100	864,316
Chaozhou Three-Circle Group Co. Ltd.,
Class A	400,530	1,606,158
China CITIC Bank Corp. Ltd., Class H	23,047,800	14,096,295
China Coal Energy Co. Ltd., Class H	5,316,000	6,705,431
China Communications Services Corp. Ltd.,
Class H	6,752,000	3,248,017
China Construction Bank Corp., Class A	1,775,468	1,720,185
China Construction Bank Corp., Class H	242,736,760	172,276,118
China CSSC Holdings Ltd., Class A	772,200	3,950,350
China Eastern Airlines Corp. Ltd., Class A(a)	2,775,397	1,508,928
China Energy Engineering Corp. Ltd.	4,607,552	1,388,902
China Everbright Bank Co. Ltd., Class A	8,358,703	3,725,823
China Everbright Bank Co. Ltd., Class H	5,634,000	1,811,901
China Feihe Ltd.(b)	9,543,000	4,736,163
China Galaxy Securities Co. Ltd., Class A	946,200	1,500,633
China Galaxy Securities Co. Ltd., Class H	8,747,500	4,723,481
China Gas Holdings Ltd.	7,080,800	6,703,389
China Greatwall Technology Group Co. Ltd.,
Class A	684,773	876,448
China Hongqiao Group Ltd.(c)	6,923,000	11,461,940
China International Capital Corp. Ltd., Class A	361,000	1,569,248
China International Capital Corp. Ltd.,
Class H(b)	4,004,400	4,780,270
China Jushi Co. Ltd., Class A	837,540	1,319,729
China Life Insurance Co. Ltd., Class A	451,312	1,947,182
China Life Insurance Co. Ltd., Class H	18,735,000	26,699,299
China Literature Ltd.(a)(b)(c)	1,047,200	3,536,021
China Longyuan Power Group Corp. Ltd.,
Class H	7,870,000	7,191,136
China Medical System Holdings Ltd.	137,866	116,730
China Mengniu Dairy Co. Ltd.	7,702,000	14,202,740
China Merchants Bank Co. Ltd., Class A	3,100,589	14,620,877
China Merchants Bank Co. Ltd., Class H	9,821,967	44,008,874
China Merchants Energy Shipping Co. Ltd.,
Class A	1,428,800	1,745,449
China Merchants Expressway Network &
Technology Holdings Co. Ltd.	687,500	1,111,939
China Merchants Port Holdings Co. Ltd.	3,606,000	5,136,029
China Merchants Securities Co. Ltd., Class A	1,487,479	2,907,627
China Merchants Shekou Industrial Zone
Holdings Co. Ltd., Class A	1,377,890	1,828,078
China Minsheng Banking Corp. Ltd., Class A	6,921,455	3,725,126
China Minsheng Banking Corp. Ltd., Class H	14,663,048	5,554,468
China National Building Material Co. Ltd.,
Class H	10,012,000	4,020,114
Security	Shares	Value

China (continued)
China National Chemical Engineering Co. Ltd.,
Class A	1,291,567	$1,457,195
China National Nuclear Power Co. Ltd.,
Class A	3,229,500	4,257,892
China Northern Rare Earth Group High-Tech
Co. Ltd., Class A	709,654	1,849,256
China Oilfield Services Ltd., Class H	4,642,000	4,961,169
China Overseas Land & Investment Ltd.	9,734,960	18,448,296
China Pacific Insurance Group Co. Ltd.,
Class A	1,152,607	4,565,904
China Pacific Insurance Group Co. Ltd.,
Class H	6,504,600	17,053,442
China Petroleum & Chemical Corp., Class A	4,827,489	4,287,029
China Petroleum & Chemical Corp., Class H	61,706,800	39,310,208
China Power International Development Ltd.	12,973,000	6,107,137
China Railway Group Ltd., Class A	3,370,300	3,055,202
China Railway Group Ltd., Class H	10,290,000	5,544,458
China Railway Signal & Communication Corp.
Ltd., Class A	1,086,321	820,920
China Resources Beer Holdings Co. Ltd.	4,120,000	16,580,547
China Resources Gas Group Ltd.	2,387,700	8,307,788
China Resources Land Ltd.	8,173,333	29,826,591
China Resources Microelectronics Ltd.	293,893	1,542,510
China Resources Mixc Lifestyle Services Ltd.(b)	1,717,400	6,004,237
China Resources Pharmaceutical Group Ltd.(b)	4,095,500	3,037,697
China Resources Power Holdings Co. Ltd.	4,960,999	14,064,775
China Resources Sanjiu Medical &
Pharmaceutical Co. Ltd., Class A	173,249	1,449,873
China Ruyi Holdings Ltd.(a)(c)	14,844,000	4,070,339
China Shenhua Energy Co. Ltd., Class A	1,107,739	6,452,686
China Shenhua Energy Co. Ltd., Class H	8,488,500	41,239,372
China Southern Airlines Co. Ltd., Class A(a)	1,332,300	1,077,907
China State Construction Engineering Corp.
Ltd., Class A	5,952,171	4,613,399
China State Construction International
Holdings Ltd.	5,534,000	7,327,045
China Taiping Insurance Holdings Co. Ltd.	3,868,860	4,196,714
China Three Gorges Renewables Group Co.
Ltd., Class A	5,155,225	3,314,939
China Tourism Group Duty Free Corp. Ltd.(b)(c)	213,200	1,705,754
China Tourism Group Duty Free Corp. Ltd.,
Class A	361,232	3,537,765
China Tower Corp. Ltd., Class H(b)	112,906,000	13,332,087
China United Network Communications Ltd.,
Class A	5,099,600	3,209,886
China Vanke Co. Ltd., Class A	1,416,166	1,606,845
China Vanke Co. Ltd., Class H(c)	5,509,731	3,801,604
China Yangtze Power Co. Ltd., Class A	3,791,015	13,885,795
China Zhenhua Group Science & Technology
Co. Ltd., Class A	128,200	797,279
China Zheshang Bank Co. Ltd., Class A	4,725,630	1,939,715
Chongqing Brewery Co. Ltd., Class A	84,600	801,438
Chongqing Changan Automobile Co. Ltd.,
Class A	1,294,917	2,459,066
Chongqing Rural Commercial Bank Co. Ltd.,
Class A	1,337,300	949,837
Chongqing Zhifei Biological Products Co. Ltd.,
Class A	370,013	1,671,128
Chow Tai Fook Jewellery Group Ltd.(c)	5,143,200	6,626,544
CITIC Ltd.	14,920,000	15,130,989
Citic Pacific Special Steel Group Co. Ltd.	508,800	1,056,834
CITIC Securities Co. Ltd., Class A	1,603,793	4,116,861

Schedule of Investments (unaudited) (continued)	iShares® MSCI Emerging Markets ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
CITIC Securities Co. Ltd., Class H	4,059,100	$6,321,195
CMOC Group Ltd., Class A	3,356,298	3,857,728
CMOC Group Ltd., Class H	8,919,000	8,251,623
CNPC Capital Co. Ltd., NVS	1,454,900	1,137,776
Contemporary Amperex Technology Co. Ltd.,
Class A	677,734	18,401,902
COSCO Shipping Energy Transportation Co.
Ltd., Class A	625,000	1,515,850
COSCO Shipping Energy Transportation Co.
Ltd., Class H	3,230,000	4,564,013
COSCO Shipping Holdings Co. Ltd., Class A	2,017,864	4,177,439
COSCO Shipping Holdings Co. Ltd., Class H	7,515,349	12,584,830
COSCO Shipping Ports Ltd.	72,553	50,297
Country Garden Holdings Co. Ltd.(a)(c)(d)	31,100,939	1,832,356
CRRC Corp. Ltd., Class A	3,350,600	3,216,879
CRRC Corp. Ltd., Class H	11,428,000	6,855,244
CSC Financial Co. Ltd., Class A	740,933	2,157,737
CSPC Innovation Pharmaceutical Co. Ltd.	216,520	931,206
CSPC Pharmaceutical Group Ltd.	21,048,479	17,894,787
Daqin Railway Co. Ltd., Class A	2,764,000	2,689,848
Dong-E-E-Jiao Co. Ltd., Class A	97,400	907,783
Dongfang Electric Corp. Ltd., Class A	557,400	1,410,586
Dongxing Securities Co. Ltd., Class A	859,397	990,875
East Buy Holding Ltd.(a)(b)	1,081,000	2,545,357
East Money Information Co. Ltd., Class A	2,438,298	4,162,747
Eastroc Beverage Group Co. Ltd.	51,000	1,501,924
Ecovacs Robotics Co. Ltd., Class A	122,353	841,629
ENN Energy Holdings Ltd.	2,023,300	18,691,281
ENN Natural Gas Co. Ltd., Class A	413,300	1,035,414
Eoptolink Technology Inc. Ltd.	124,600	1,484,388
Eve Energy Co. Ltd., Class A	332,953	1,797,980
Everbright Securities Co. Ltd., Class A	693,983	1,508,777
Far East Horizon Ltd.	4,573,000	3,672,247
First Capital Securities Co. Ltd., Class A	1,048,900	779,870
Flat Glass Group Co. Ltd., Class A	256,800	872,941
Flat Glass Group Co. Ltd., Class H	1,073,000	2,179,743
Focus Media Information Technology Co. Ltd.,
Class A	2,637,178	2,299,052
Foshan Haitian Flavouring & Food Co. Ltd.,
Class A	586,656	2,888,569
Fosun International Ltd.	6,597,500	3,706,094
Founder Securities Co. Ltd., Class A	1,501,700	1,706,708
Foxconn Industrial Internet Co. Ltd., Class A	2,048,997	6,444,111
Fuyao Glass Industry Group Co. Ltd., Class A	368,872	2,347,815
Fuyao Glass Industry Group Co. Ltd.,
Class H(b)	1,545,200	8,744,297
Ganfeng Lithium Group Co. Ltd., Class A	302,273	1,398,643
Ganfeng Lithium Group Co. Ltd., Class H(b)(c)	992,080	2,752,649
GCL Technology Holdings Ltd.	55,516,000	10,414,035
GD Power Development Co. Ltd., Class A	3,250,300	2,402,439
Geely Automobile Holdings Ltd.	15,413,000	18,761,033
GEM Co. Ltd., Class A	737,100	665,581
Genscript Biotech Corp.(a)(c)	3,074,000	3,952,223
GF Securities Co. Ltd., Class A	1,025,694	1,817,073
GF Securities Co. Ltd., Class H	2,791,200	2,532,286
Giant Biogene Holding Co. Ltd.(a)(b)	769,600	4,884,685
GigaDevice Semiconductor Inc., Class A	123,594	1,416,102
Ginlong Technologies Co. Ltd., Class A	70,500	558,953
GoerTek Inc., Class A	612,900	1,454,589
Goldwind Science & Technology Co Ltd.,
Class A	11,693	12,550
Gongniu Group Co. Ltd.	85,300	1,419,172
Security	Shares	Value

China (continued)
Gotion High-tech Co. Ltd., Class A(a)	370,823	$1,037,480
Great Wall Motor Co. Ltd.	418,200	1,495,119
Great Wall Motor Co. Ltd., Class H	5,846,000	10,120,092
Gree Electric Appliances Inc. of Zhuhai,
Class A	466,400	2,609,175
Guangdong Haid Group Co. Ltd., Class A	308,727	2,150,156
Guangdong Investment Ltd.	7,660,110	4,341,627
Guanghui Energy Co. Ltd., Class A	1,174,200	1,296,064
Guangzhou Automobile Group Co. Ltd.,
Class A	914,700	1,059,209
Guangzhou Automobile Group Co. Ltd.,
Class H	7,793,838	3,246,945
Guangzhou Baiyunshan Pharmaceutical
Holdings Co. Ltd., Class A	298,196	1,288,650
Guangzhou Kingmed Diagnostics Group Co.
Ltd., Class A	99,284	459,739
Guangzhou Shiyuan Electronic Technology Co.
Ltd., Class A	153,291	691,096
Guangzhou Tinci Materials Technology Co. Ltd.,
Class A	356,300	957,824
Guosen Securities Co. Ltd., Class A	1,247,151	1,535,456
Guotai Junan Securities Co. Ltd., Class A	1,322,140	2,538,469
H World Group Ltd., ADR	531,060	19,771,364
Haidilao International Holding Ltd.(b)(c)	4,283,000	9,557,973
Haier Smart Home Co. Ltd., Class A	1,078,341	4,387,358
Haier Smart Home Co. Ltd., Class A	6,026,800	21,895,312
Hainan Airlines Holding Co. Ltd., Class A(a)	6,903,500	1,293,122
Hainan Airport Infrastructure Co. Ltd., NVS(a)	2,371,700	1,116,670
Haitian International Holdings Ltd.	1,795,000	5,505,591
Haitong Securities Co. Ltd., Class A	1,730,200	1,976,933
Haitong Securities Co. Ltd., Class H	6,530,000	3,216,935
Hangzhou First Applied Material Co. Ltd.,
Class A	330,292	1,180,997
Hangzhou Robam Appliances Co. Ltd., Class A	227,264	751,930
Hangzhou Silan Microelectronics Co. Ltd.,
Class A(a)	325,600	842,474
Hangzhou Tigermed Consulting Co. Ltd.,
Class A	87,700	651,814
Hansoh Pharmaceutical Group Co. Ltd.(b)	3,018,000	6,207,065
Henan Shenhuo Coal Industry & Electricity
Power Co. Ltd.	499,000	1,588,323
Henan Shuanghui Investment & Development
Co. Ltd., Class A	451,600	1,573,962
Hengan International Group Co. Ltd.	1,620,000	5,655,133
Hengli Petrochemical Co. Ltd., Class A	1,263,691	2,494,844
Hengyi Petrochemical Co. Ltd., Class A(a)	547,449	540,215
Hisense Kelon Electrical Holdings Co. Ltd.,
Class H	887,136	4,027,074
Hithink RoyalFlush Information Network Co.
Ltd., Class A	85,600	1,374,219
HLA Group Corp. Ltd., Class A	726,200	966,614
Hoshine Silicon Industry Co. Ltd., Class A	156,000	1,134,131
Hua Hong Semiconductor Ltd.(a)(b)	1,541,000	3,829,856
Huadian Power International Corp. Ltd.,
Class A	1,657,400	1,507,065
Huadong Medicine Co. Ltd., Class A	329,805	1,433,090
Huafon Chemical Co. Ltd., Class A	1,112,100	1,155,515
Huagong Tech Co. Ltd., Class A	210,000	866,600
Huaibei Mining Holdings Co. Ltd.	407,200	1,105,312
Hualan Biological Engineering Inc., Class A	486,683	1,217,109
Huaneng Power International Inc., Class A(a)	1,677,000	2,068,290
Huaneng Power International Inc., Class H(a)	10,686,000	7,087,791

Schedule of Investments (unaudited) (continued)	iShares® MSCI Emerging Markets ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
Huatai Securities Co. Ltd., Class A	1,317,009	$2,463,627
Huatai Securities Co. Ltd., Class H(b)	2,915,000	3,326,347
Huaxia Bank Co. Ltd., Class A	2,663,160	2,524,704
Huayu Automotive Systems Co. Ltd., Class A	621,468	1,374,297
Huizhou Desay Sv Automotive Co. Ltd.,
Class A	90,900	1,255,828
Humanwell Healthcare Group Co. Ltd., Class A	352,300	936,191
Hunan Valin Steel Co. Ltd., Class A	1,489,700	1,082,685
Hundsun Technologies Inc., Class A	329,244	910,950
Hygeia Healthcare Holdings Co. Ltd.(b)(c)	890,000	3,733,973
Hygon Information Technology Co. Ltd., NVS	344,952	3,383,757
IEIT Systems Co. Ltd., Class A	235,190	1,176,562
Iflytek Co. Ltd., Class A	373,519	2,175,676
Imeik Technology Development Co. Ltd.,
Class A	51,660	1,430,678
Industrial & Commercial Bank of China Ltd.,
Class A	10,040,662	7,502,247
Industrial & Commercial Bank of China Ltd.,
Class H	163,738,085	92,763,768
Industrial Bank Co. Ltd., Class A	3,196,642	7,870,513
Industrial Securities Co. Ltd., Class A	1,943,976	1,435,820
Ingenic Semiconductor Co. Ltd., Class A	100,300	800,776
Inner Mongolia BaoTou Steel Union Co. Ltd.,
Class A(a)	8,819,900	1,871,358
Inner Mongolia Dian Tou Energy Corp. Ltd.	338,900	1,061,264
Inner Mongolia Junzheng Energy & Chemical
Industry Group Co. Ltd., Class A	2,041,600	1,227,784
Inner Mongolia Yili Industrial Group Co. Ltd.,
Class A	1,004,170	3,916,735
Inner Mongolia Yitai Coal Co. Ltd., Class B	2,788,200	5,127,168
Innovent Biologics Inc.(a)(b)	3,081,500	13,946,488
iQIYI Inc., ADR(a)	1,140,046	5,278,413
Isoftstone Information Technology Group Co.
Ltd., NVS(a)	152,100	835,614
JA Solar Technology Co. Ltd., Class A	571,160	1,187,153
JCET Group Co. Ltd., Class A	383,600	1,374,076
JD Health International Inc.(a)(b)(c)	2,841,450	9,556,515
JD Logistics Inc.(a)(b)	4,964,300	5,428,841
JD.com Inc.	5,876,304	87,107,572
Jiangsu Eastern Shenghong Co. Ltd., Class A	1,103,100	1,357,842
Jiangsu Expressway Co. Ltd., Class H	4,014,000	4,178,521
Jiangsu Hengli Hydraulic Co. Ltd., Class A	231,688	1,581,044
Jiangsu Hengrui Pharmaceuticals Co. Ltd.,
Class A	1,004,241	5,852,512
Jiangsu King's Luck Brewery JSC Ltd., Class A	213,686	1,560,180
Jiangsu Yanghe Distillery Co. Ltd., Class A	232,650	2,985,922
Jiangsu Yuyue Medical Equipment & Supply
Co. Ltd., Class A	151,600	812,370
Jiangsu Zhongtian Technology Co. Ltd.,
Class A	614,824	1,274,228
Jiangxi Copper Co. Ltd., Class A	271,400	952,757
Jiangxi Copper Co. Ltd., Class H	2,975,000	6,435,730
Jinko Solar Co. Ltd.	1,329,681	1,494,604
Jonjee Hi-Tech Industrial & Commercial Holding
Co. Ltd., Class A	40,933	149,029
Kanzhun Ltd., ADR	656,038	13,940,807
KE Holdings Inc., ADR	1,674,947	28,423,851
Kingdee International Software Group
Co. Ltd.(a)	7,343,000	7,560,830
Kingsoft Corp. Ltd.	2,426,000	7,788,233
Kuaishou Technology(a)(b)	5,890,800	42,063,691
Kuang-Chi Technologies Co. Ltd., Class A(a)	325,700	817,287
Security	Shares	Value

China (continued)
Kunlun Energy Co. Ltd.	10,056,000	$10,487,855
Kunlun Tech Co. Ltd., Class A(a)	214,600	1,030,787
Kweichow Moutai Co. Ltd., Class A	190,387	43,189,557
LB Group Co. Ltd., Class A	550,000	1,584,519
Legend Biotech Corp., ADR(a)	188,044	7,523,640
Lenovo Group Ltd.	20,538,000	29,585,159
Lens Technology Co. Ltd., Class A	1,000,800	2,108,593
Lepu Medical Technology Beijing Co. Ltd.,
Class A	435,370	987,012
Li Auto Inc.(a)	3,109,590	31,470,130
Li Ning Co. Ltd.	5,807,500	15,250,189
Lingyi iTech Guangdong Co., Class A	1,807,080	1,228,115
Longfor Group Holdings Ltd.(b)	5,008,000	7,946,118
LONGi Green Energy Technology Co. Ltd.,
Class A	1,176,071	3,011,915
Luxshare Precision Industry Co. Ltd., Class A	1,120,646	4,908,670
Luzhou Laojiao Co. Ltd., Class A	227,889	5,467,872
Mango Excellent Media Co. Ltd., Class A	321,300	1,023,061
Maxscend Microelectronics Co. Ltd., Class A	92,644	1,111,527
Meituan, Class B(a)(b)	12,843,200	175,003,711
Metallurgical Corp. of China Ltd., Class A	3,451,490	1,550,053
Midea Group Co. Ltd., Class A	529,100	4,712,447
MINISO Group Holding Ltd.(c)	950,680	5,366,581
MMG Ltd.(a)	7,644,000	3,733,835
Montage Technology Co. Ltd., Class A	207,800	1,516,383
Muyuan Foods Co. Ltd., Class A	893,139	5,791,348
NARI Technology Co. Ltd., Class A	1,116,854	3,455,364
National Silicon Industry Group Co. Ltd.,
Class A(a)	532,741	994,645
NAURA Technology Group Co. Ltd., Class A	86,200	3,475,954
NetEase Inc.	4,895,850	87,066,656
New China Life Insurance Co. Ltd., Class A	356,802	1,601,117
New China Life Insurance Co. Ltd., Class H	1,943,500	3,989,902
New Hope Liuhe Co. Ltd., Class A(a)	509,097	701,064
New Oriental Education & Technology
Group Inc.(a)	3,780,700	30,140,672
Ninestar Corp., Class A	310,438	1,165,970
Ningbo Deye Technology Co. Ltd., NVS	104,020	967,080
Ningbo Joyson Electronic Corp., Class A	346,200	748,105
Ningbo Orient Wires & Cables Co. Ltd.(a)	150,400	995,512
Ningbo Sanxing Medical Electric Co. Ltd.	213,400	997,839
Ningbo Shanshan Co. Ltd.	584,403	852,809
Ningbo Tuopu Group Co. Ltd., Class A	186,900	1,483,101
Ningxia Baofeng Energy Group Co. Ltd.,
Class A	1,388,600	3,139,001
NIO Inc., ADR(a)(c)	3,443,227	18,558,994
Nongfu Spring Co. Ltd., Class H(b)	5,134,400	27,338,500
OFILM Group Co. Ltd., Class A(a)	627,500	698,767
Oppein Home Group Inc., Class A	87,700	820,881
Orient Overseas International Ltd.	331,500	5,630,347
Orient Securities Co. Ltd., Class A	1,319,234	1,469,419
Pangang Group Vanadium Titanium &
Resources Co. Ltd., Class A(a)	2,017,589	816,128
PDD Holdings Inc., ADR(a)	1,515,161	226,940,815
People.cn Co. Ltd.	181,900	551,671
People's Insurance Co. Group of China Ltd.
(The), Class A	1,854,900	1,354,223
People's Insurance Co. Group of China Ltd.
(The), Class H	20,823,000	7,257,206
PetroChina Co. Ltd., Class A	3,243,700	4,540,033
PetroChina Co. Ltd., Class H	53,796,000	55,160,175
Pharmaron Beijing Co. Ltd., Class A	236,700	672,815

Schedule of Investments (unaudited) (continued)	iShares® MSCI Emerging Markets ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
PICC Property & Casualty Co. Ltd., Class H	17,509,192	$22,817,434
Ping An Bank Co. Ltd., Class A	2,958,967	4,521,437
Ping An Insurance Group Co. of China Ltd.,
Class A	1,556,184	9,230,717
Ping An Insurance Group Co. of China Ltd.,
Class H	16,962,500	86,275,757
Piotech Inc., NVS	38,368	978,789
Poly Developments and Holdings Group Co.
Ltd., Class A	1,794,484	2,521,957
Pop Mart International Group Ltd.(b)	1,216,400	5,804,115
Postal Savings Bank of China Co. Ltd., Class A	4,740,400	3,279,509
Postal Savings Bank of China Co. Ltd.,
Class H(b)	19,651,000	11,123,289
Power Construction Corp. of China Ltd.,
Class A	2,819,000	2,077,207
Qifu Technology Inc.	317,146	6,127,261
Qinghai Salt Lake Industry Co. Ltd., Class A(a)	991,700	2,361,165
Range Intelligent Computing Technology Group
Co. Ltd.	311,800	1,107,732
Rongsheng Petrochemical Co. Ltd., Class A	1,685,558	2,326,377
SAIC Motor Corp. Ltd., Class A	838,106	1,622,736
Sailun Group Co. Ltd., Class A	497,200	1,018,367
Sanan Optoelectronics Co. Ltd., Class A	967,000	1,668,015
Sangfor Technologies Inc., Class A(a)	80,300	605,748
Sany Heavy Industry Co. Ltd., Class A	1,145,052	2,549,062
Satellite Chemical Co. Ltd., Class A	701,584	1,759,504
SDIC Capital Co. Ltd., Class A	1,741,000	1,474,373
SDIC Power Holdings Co. Ltd., Class A	1,301,400	3,174,277
Seres Group Co. Ltd., NVS(a)	236,600	2,899,806
SF Holding Co. Ltd., Class A	783,635	3,971,671
SG Micro Corp., Class A	99,321	1,061,415
Shaanxi Coal Industry Co. Ltd., Class A	1,537,876	5,510,528
Shandong Gold Mining Co. Ltd., Class A	469,736	1,865,829
Shandong Gold Mining Co. Ltd., Class H(b)	1,915,750	4,120,714
Shandong Hualu Hengsheng Chemical Co. Ltd.,
Class A	456,880	1,806,384
Shandong Linglong Tyre Co. Ltd., Class A	370,900	1,059,381
Shandong Nanshan Aluminum Co. Ltd.,
Class A	1,770,500	938,268
Shandong Sun Paper Industry JSC Ltd.,
Class A	422,600	877,205
Shandong Weigao Group Medical Polymer Co.
Ltd., Class H	6,290,000	3,667,638
Shanghai Baosight Software Co. Ltd., Class A	323,316	1,762,845
Shanghai Baosight Software Co. Ltd., Class B	1,623,497	3,532,637
Shanghai BOCHU Electronic Technology Corp.
Ltd., Class A	31,067	853,809
Shanghai Construction Group Co. Ltd., Class A	2,257,152	723,937
Shanghai Electric Group Co. Ltd., Class A(a)	2,988,391	1,732,605
Shanghai Fosun Pharmaceutical Group Co.
Ltd., Class A	388,689	1,239,288
Shanghai International Airport Co. Ltd.,
Class A(a)	239,598	1,145,126
Shanghai International Port Group Co. Ltd.,
Class A	1,028,589	804,727
Shanghai M&G Stationery Inc., Class A	198,437	972,011
Shanghai Pharmaceuticals Holding Co. Ltd.,
Class A	582,800	1,455,797
Shanghai Pharmaceuticals Holding Co. Ltd.,
Class H	1,933,300	2,870,337
Shanghai Pudong Development Bank Co. Ltd.,
Class A	4,258,395	4,888,473
Security	Shares	Value

China (continued)
Shanghai Putailai New Energy Technology Co.
Ltd., Class A	388,566	$873,015
Shanghai RAAS Blood Products Co. Ltd.,
Class A	1,395,500	1,364,089
Shanghai Rural Commercial Bank Co. Ltd.	1,907,900	2,073,224
Shanghai United Imaging Healthcare Co.
Ltd., NVS	135,902	2,391,481
Shanghai Zhangjiang High-Tech Park
Development Co. Ltd., Class A	236,100	653,516
Shanxi Coal International Energy Group
Co. Ltd.	362,300	789,657
Shanxi Coking Coal Energy Group Co. Ltd.,
Class A	972,300	1,476,429
Shanxi Lu'an Environmental Energy
Development Co. Ltd., Class A	497,400	1,552,813
Shanxi Meijin Energy Co. Ltd., Class A(a)	1,152,100	881,571
Shanxi Xinghuacun Fen Wine Factory Co. Ltd.,
Class A	185,900	6,170,485
Shede Spirits Co. Ltd.	54,900	544,611
Shenergy Co. Ltd., Class A	740,100	891,392
Shengyi Technology Co. Ltd., Class A	538,800	1,466,368
Shennan Circuits Co. Ltd., Class A	71,840	891,048
Shenwan Hongyuan Group Co. Ltd., Class A	4,525,170	2,834,665
Shenzhen Inovance Technology Co. Ltd.,
Class A	252,097	2,009,450
Shenzhen Kangtai Biological Products Co. Ltd.,
Class A	237,035	594,580
Shenzhen Mindray Bio-Medical Electronics Co.
Ltd., Class A	175,032	6,986,183
Shenzhen New Industries Biomedical
Engineering Co. Ltd., Class A	139,800	1,456,923
Shenzhen Transsion Holdings Co. Ltd., Class A	124,533	2,247,606
Shenzhou International Group Holdings Ltd.	2,112,100	21,274,116
Shijiazhuang Yiling Pharmaceutical Co. Ltd.,
Class A	297,500	743,545
Sichuan Chuantou Energy Co. Ltd., Class A	921,160	2,283,595
Sichuan Kelun Pharmaceutical Co. Ltd.,
Class A	320,678	1,411,296
Sichuan Road & Bridge Group Co. Ltd.,
Class A	1,397,880	1,512,387
Sichuan Swellfun Co. Ltd., Class A	100,393	624,695
Sieyuan Electric Co. Ltd.	116,500	1,130,859
Sino Biopharmaceutical Ltd.(c)	26,429,750	9,644,500
Sinoma Science & Technology Co. Ltd.,
Class A	414,400	854,762
Sinopharm Group Co. Ltd., Class H	3,570,800	9,717,309
Sinotruk Hong Kong Ltd.	1,710,500	3,978,154
Smoore International Holdings Ltd.(b)(c)	4,699,000	5,241,653
Songcheng Performance Development Co. Ltd.,
Class A	621,518	873,554
SooChow Securities Co. Ltd., Class A	891,900	792,092
Spring Airlines Co. Ltd., Class A(a)	191,000	1,476,197
StarPower Semiconductor Ltd., Class A	45,500	547,327
Sungrow Power Supply Co. Ltd., Class A	235,700	3,202,006
Sunny Optical Technology Group Co. Ltd.	1,798,000	9,926,660
Sunwoda Electronic Co. Ltd., Class A	445,900	951,236
SUPCON Technology Co. Ltd.	183,243	1,077,376
Suzhou Dongshan Precision Manufacturing Co.
Ltd., Class A	442,300	956,920
Suzhou Maxwell Technologies Co. Ltd.,
Class A	49,440	894,390
Suzhou TFC Optical Communication Co. Ltd.	96,880	1,175,292

Schedule of Investments (unaudited) (continued)	iShares® MSCI Emerging Markets ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
TAL Education Group, ADR(a)	1,126,511	$12,797,165
TBEA Co. Ltd., Class A	941,680	1,934,953
TCL Technology Group Corp., Class A(a)	2,597,430	1,530,401
TCL Zhonghuan Renewable Energy Technology
Co. Ltd., Class A	696,216	1,060,460
Tencent Holdings Ltd.	16,750,800	777,129,258
Tencent Music Entertainment Group, ADR	1,918,772	27,726,255
Thunder Software Technology Co. Ltd., Class A	79,987	622,126
Tianqi Lithium Corp., Class A	253,800	1,260,200
Tingyi Cayman Islands Holding Corp.	5,248,000	6,411,026
Tongcheng Travel Holdings Ltd.(a)	3,342,000	7,651,740
TongFu Microelectronics Co. Ltd., Class A	340,500	1,080,096
Tongkun Group Co. Ltd., Class A(a)	686,700	1,425,408
Tongling Nonferrous Metals Group Co. Ltd.,
Class A	1,915,400	1,044,059
Tongwei Co. Ltd., Class A	714,284	2,259,390
Topsports International Holdings Ltd.(b)	4,977,000	3,248,550
TravelSky Technology Ltd., Class H	2,629,000	3,462,894
Trina Solar Co. Ltd.	361,797	1,102,141
Trip.com Group Ltd.(a)	1,401,162	71,612,056
Tsingtao Brewery Co. Ltd., Class A	121,790	1,302,315
Tsingtao Brewery Co. Ltd., Class H	1,550,000	10,995,741
Unigroup Guoxin Microelectronics Co. Ltd.,
Class A(a)	157,539	1,198,677
Unisplendour Corp. Ltd., Class A(a)	503,854	1,523,156
Vipshop Holdings Ltd., ADR.	918,679	14,763,172
Walvax Biotechnology Co. Ltd., Class A	353,947	650,832
Wanhua Chemical Group Co. Ltd., Class A	498,091	5,998,244
Want Want China Holdings Ltd.	12,652,000	7,619,932
Weichai Power Co. Ltd., Class A	1,327,244	2,908,948
Weichai Power Co. Ltd., Class H	4,777,800	8,582,501
Wens Foodstuffs Group Co. Ltd., Class A	1,138,570	3,355,419
Western Mining Co. Ltd., Class A	360,300	921,964
Western Securities Co. Ltd., Class A	1,153,810	1,077,056
Western Superconducting Technologies Co.
Ltd., Class A	83,012	488,271
Will Semiconductor Co. Ltd. Shanghai, Class A	201,370	2,603,596
Wingtech Technology Co. Ltd., Class A(a)	218,000	916,376
Wuhan Guide Infrared Co. Ltd., Class A	1,316,632	1,188,858
Wuliangye Yibin Co. Ltd., Class A	594,728	11,972,067
WUS Printed Circuit Kunshan Co. Ltd., Class A	358,923	1,549,922
WuXi AppTec Co. Ltd., Class A	405,629	2,343,447
WuXi AppTec Co. Ltd., Class H(b)	892,270	3,896,444
Wuxi Biologics Cayman Inc.(a)(b)	9,728,500	13,957,841
XCMG Construction Machinery Co. Ltd.,
Class A	1,763,469	1,761,325
Xiaomi Corp., Class B(a)(b)	38,820,400	86,924,591
Xinjiang Daqo New Energy Co. Ltd.(a)	330,552	1,218,032
Xinyi Solar Holdings Ltd.	12,774,000	8,453,006
XPeng Inc., Class A(a)(c)	3,059,176	12,692,755
Yadea Group Holdings Ltd.(b)	3,216,000	5,145,505
Yankuang Energy Group Co. Ltd., Class A	654,100	2,267,785
Yankuang Energy Group Co. Ltd., Class H	5,732,200	14,327,078
Yantai Jereh Oilfield Services Group Co. Ltd.,
Class A	272,698	1,313,773
Yealink Network Technology Corp. Ltd., Class A	179,942	917,282
Yifeng Pharmacy Chain Co. Ltd., Class A	200,690	1,244,745
Yihai Kerry Arawana Holdings Co. Ltd., Class A	297,400	1,230,563
Yintai Gold Co. Ltd., Class A	600,800	1,605,586
YongXing Special Materials Technology Co.
Ltd., Class A	99,330	588,232
Security	Shares	Value

China (continued)
Yonyou Network Technology Co. Ltd.,
Class A(a)	551,851	$855,492
YTO Express Group Co. Ltd., Class A	656,400	1,465,068
Yum China Holdings Inc.	981,467	35,097,260
Yunda Holding Co. Ltd., Class A	646,004	789,952
Yunnan Aluminium Co. Ltd., Class A	645,700	1,284,397
Yunnan Baiyao Group Co. Ltd., Class A	306,982	2,233,211
Yunnan Energy New Material Co. Ltd., Class A	145,500	792,192
Yutong Bus Co. Ltd., Class A	334,800	1,122,160
Zangge Mining Co. Ltd.	371,900	1,338,464
Zhangzhou Pientzehuang Pharmaceutical Co.
Ltd., Class A	100,164	3,126,701
Zhaojin Mining Industry Co. Ltd., Class H	3,820,000	6,745,570
Zhejiang Century Huatong Group Co. Ltd.,
Class A(a)	1,302,698	719,049
Zhejiang China Commodities City Group Co.
Ltd., Class A	806,700	875,462
Zhejiang Chint Electrics Co. Ltd., Class A	474,223	1,393,574
Zhejiang Dahua Technology Co. Ltd., Class A	552,784	1,248,878
Zhejiang Expressway Co. Ltd., Class H	4,322,640	2,822,609
Zhejiang Huahai Pharmaceutical Co. Ltd.,
Class A	376,504	897,872
Zhejiang Huayou Cobalt Co. Ltd., Class A	302,915	1,202,178
Zhejiang Jingsheng Mechanical & Electrical Co.
Ltd., Class A	259,484	1,145,228
Zhejiang Juhua Co. Ltd., Class A	564,200	1,846,781
Zhejiang Leapmotor Technology Co. Ltd.(a)(b)(c)	1,297,100	4,742,418
Zhejiang NHU Co. Ltd., Class A	662,887	1,731,116
Zhejiang Sanhua Intelligent Controls Co. Ltd.,
Class A	350,500	1,111,395
Zhejiang Supor Co. Ltd., Class A	138,782	1,013,801
Zhejiang Zheneng Electric Power Co. Ltd.,
Class A(a)	1,764,500	1,627,297
Zheshang Securities Co. Ltd., Class A	928,000	1,402,953
Zhongji Innolight Co. Ltd., Class A	127,600	2,746,389
Zhongjin Gold Corp. Ltd., Class A	974,500	1,937,266
Zhongsheng Group Holdings Ltd.	2,049,500	3,718,735
Zhongtai Securities Co. Ltd.	1,776,600	1,530,978
Zhuzhou CRRC Times Electric Co. Ltd.	1,472,600	5,767,146
Zijin Mining Group Co. Ltd., Class A	3,362,500	8,073,573
Zijin Mining Group Co. Ltd., Class H	13,622,000	28,931,969
Zoomlion Heavy Industry Science and
Technology Co. Ltd., Class A	1,066,254	1,179,424
ZTE Corp., Class A	608,200	2,253,196
ZTE Corp., Class H(a)	1,899,200	3,920,672
ZTO Express Cayman Inc., ADR	1,080,676	24,628,606
		4,964,306,168
Colombia — 0.1%
Bancolombia SA	634,657	5,897,566
Interconexion Electrica SA ESP	1,165,308	5,773,272
		11,670,838
Czech Republic — 0.1%
CEZ AS	405,735	16,912,497
Komercni Banka AS	194,776	6,673,766
Moneta Money Bank AS(b)	859,631	3,764,948
		27,351,211
Egypt — 0.1%
Commercial International Bank - Egypt (CIB)	5,765,100	9,537,356
Eastern Co. SAE	2,472,520	1,445,355
EFG Holding S.A.E.(a)	1,436,873	468,671

Schedule of Investments (unaudited) (continued)	iShares® MSCI Emerging Markets ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Shares	Value

Egypt (continued)
Talaat Moustafa Group	2,163,003	$2,474,619
		13,926,001
Greece — 0.5%
Alpha Services and Holdings SA(a)	5,539,714	9,361,860
Eurobank Ergasias Services and Holdings SA,
Class A(a)	6,435,679	14,049,856
FF Group(d)	246,892	3
Hellenic Telecommunications Organization SA	490,670	7,170,169
Jumbo SA	299,790	8,587,576
Motor Oil Hellas Corinth Refineries SA	161,140	4,556,457
Mytilineos SA	258,820	10,307,101
National Bank of Greece SA(a)	1,951,073	16,893,745
OPAP SA	468,507	7,447,375
Piraeus Financial Holdings SA(a)	2,683,850	10,543,623
Public Power Corp. SA(a)	535,884	6,538,393
		95,456,158
Hungary — 0.2%
MOL Hungarian Oil & Gas PLC	1,142,914	8,879,018
OTP Bank Nyrt	573,962	27,716,772
Richter Gedeon Nyrt.	353,812	8,965,223
		45,561,013
India — 18.4%
ABB India Ltd.	135,243	13,474,887
Adani Enterprises Ltd.	436,956	17,878,371
Adani Green Energy Ltd.(a)	808,378	18,532,883
Adani Ports & Special Economic Zone Ltd.	1,344,147	23,192,978
Adani Power Ltd.(a)	1,959,625	17,790,528
Ambuja Cements Ltd.	1,515,269	11,514,078
APL Apollo Tubes Ltd.	436,040	7,859,517
Apollo Hospitals Enterprise Ltd.	258,771	18,131,083
Ashok Leyland Ltd.	3,876,689	10,420,280
Asian Paints Ltd.	975,896	33,750,484
Astral Ltd.	339,073	8,528,858
AU Small Finance Bank Ltd.(b)	792,856	6,214,398
Aurobindo Pharma Ltd.	673,639	9,576,719
Avenue Supermarts Ltd.(a)(b)	418,893	21,618,648
Axis Bank Ltd.	5,677,161	79,146,468
Bajaj Auto Ltd.	171,948	18,727,027
Bajaj Finance Ltd.	707,672	56,813,018
Bajaj Finserv Ltd.	975,794	17,893,395
Bajaj Holdings & Investment Ltd.	68,108	6,493,124
Balkrishna Industries Ltd.	197,668	7,234,854
Bandhan Bank Ltd.(b)	1,872,856	4,232,349
Bank of Baroda.	2,643,001	8,410,337
Bharat Electronics Ltd.	9,418,839	33,477,749
Bharat Forge Ltd.	652,633	12,163,267
Bharat Heavy Electricals Ltd.	2,650,200	9,514,867
Bharat Petroleum Corp. Ltd.	1,937,593	14,582,507
Bharti Airtel Ltd.	5,726,526	94,297,841
Bosch Ltd.	15,669	5,705,434
Britannia Industries Ltd.(a)	277,003	17,206,531
Canara Bank	4,576,874	6,470,146
CG Power and Industrial Solutions Ltd.	1,596,598	12,304,649
Cholamandalam Investment and Finance
Co. Ltd.	1,060,316	15,785,318
Cipla Ltd.	1,342,140	23,314,260
Coal India Ltd.	3,914,073	23,052,225
Colgate-Palmolive India Ltd.	336,384	10,716,678
Container Corp. of India Ltd.	697,739	9,005,417
Cummins India Ltd.	366,102	15,608,401
Dabur India Ltd.	1,476,167	9,640,701
Security	Shares	Value

India (continued)
Divi's Laboratories Ltd.	305,762	$15,795,391
DLF Ltd.	1,902,046	18,631,120
Dr. Reddy's Laboratories Ltd.	296,027	20,563,415
Eicher Motors Ltd.	349,458	19,835,257
GAIL India Ltd.	5,880,676	14,424,794
GMR Airports Infrastructure Ltd.(a)	6,106,347	6,202,171
Godrej Consumer Products Ltd.	1,045,528	15,945,510
Godrej Properties Ltd.(a)	322,724	10,780,945
Grasim Industries Ltd.	673,116	18,720,765
Havells India Ltd.	651,489	14,884,775
HCL Technologies Ltd.	2,397,713	38,118,623
HDFC Asset Management Co. Ltd.(b)	244,040	11,363,296
HDFC Bank Ltd.	7,126,031	130,896,914
HDFC Life Insurance Co. Ltd.(b)	2,468,012	16,278,860
Hero MotoCorp Ltd.	303,789	18,659,686
Hindalco Industries Ltd.	3,409,102	28,242,273
Hindustan Aeronautics Ltd., NVS	510,519	30,430,936
Hindustan Petroleum Corp. Ltd.	1,450,111	9,337,621
Hindustan Unilever Ltd.	2,093,901	58,440,332
ICICI Bank Ltd.	13,098,034	176,051,152
ICICI Lombard General Insurance Co. Ltd.(b)	611,917	11,608,392
ICICI Prudential Life Insurance Co. Ltd.(b)	908,873	5,947,940
IDFC First Bank Ltd.(a)	8,889,400	8,151,698
Indian Hotels Co. Ltd., Class A	2,191,975	14,670,889
Indian Oil Corp. Ltd.	7,167,389	13,960,054
Indian Railway Catering & Tourism Corp. Ltd.	613,277	7,508,906
Indraprastha Gas Ltd.	9,042	47,972
Indus Towers Ltd.(a)	1,914,196	7,983,915
IndusInd Bank Ltd.	743,992	13,044,090
Info Edge India Ltd.	184,389	12,601,474
Infosys Ltd.	8,429,095	142,882,541
InterGlobe Aviation Ltd.(a)(b)	441,682	22,165,630
ITC Ltd.	7,633,053	39,034,556
Jindal Stainless Ltd.	533,320	5,069,882
Jindal Steel & Power Ltd.	912,500	11,253,567
Jio Financial Services Ltd., NVS(a)	7,301,368	30,184,237
JSW Energy Ltd.	782,977	5,750,062
JSW Steel Ltd.	1,544,361	16,326,269
Jubilant Foodworks Ltd.	1,015,643	6,020,792
Kotak Mahindra Bank Ltd.	2,789,789	56,253,515
Larsen & Toubro Ltd.	1,716,872	75,559,640
LTIMindtree Ltd.(b)	228,717	12,911,592
Lupin Ltd.	573,344	10,885,527
Macrotech Developers Ltd.	712,998	11,787,047
Mahindra & Mahindra Ltd.	2,383,245	71,567,111
Mankind Pharma Ltd.(a)	205,414	5,265,701
Marico Ltd.	1,313,556	9,365,660
Maruti Suzuki India Ltd.	359,169	53,441,650
Max Healthcare Institute Ltd.	1,995,695	18,006,483
Mphasis Ltd.	195,536	5,363,819
MRF Ltd.	5,970	8,979,965
Muthoot Finance Ltd.	307,904	6,218,968
Nestle India Ltd., NVS	863,183	24,360,176
NHPC Ltd., NVS	6,993,722	8,986,048
NMDC Ltd.	2,594,186	8,108,871
NTPC Ltd.	11,073,188	47,665,671
Oil & Natural Gas Corp. Ltd.	7,987,566	25,365,097
Page Industries Ltd.	15,735	6,788,939
PB Fintech Ltd.(a)	675,243	10,471,085
Persistent Systems Ltd., NVS	257,706	10,534,104
Petronet LNG Ltd.	1,903,301	6,792,776
Phoenix Mills Ltd. (The)	197,134	7,320,442

Schedule of Investments (unaudited) (continued)	iShares® MSCI Emerging Markets ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Shares	Value

India (continued)
PI Industries Ltd.	209,839	$8,911,488
Pidilite Industries Ltd.	392,840	13,988,664
Polycab India Ltd.	129,807	10,516,761
Power Finance Corp. Ltd.	3,793,465	22,432,768
Power Grid Corp. of India Ltd.	11,805,177	43,926,921
Punjab National Bank.	5,586,993	8,681,859
REC Ltd.	3,357,013	21,668,796
Reliance Industries Ltd.	7,726,460	265,063,034
Samvardhana Motherson International Ltd.	6,461,013	11,752,073
SBI Cards & Payment Services Ltd.	710,561	5,900,627
SBI Life Insurance Co. Ltd.(b)	1,148,582	19,089,518
Shree Cement Ltd.	22,922	6,779,141
Shriram Finance Ltd.	717,537	20,269,638
Siemens Ltd.	229,806	19,210,601
Solar Industries India Ltd.	61,431	6,896,257
Sona Blw Precision Forgings Ltd.(b)	1,047,250	8,182,120
SRF Ltd.	380,379	10,094,539
State Bank of India	4,555,739	45,390,805
Sun Pharmaceutical Industries Ltd.	2,446,900	42,853,631
Sundaram Finance Ltd.	104,705	5,378,234
Supreme Industries Ltd.	165,733	10,504,264
Suzlon Energy Ltd.(a)	22,914,997	13,129,808
Tata Communications Ltd.	307,413	6,559,088
Tata Consultancy Services Ltd.	2,298,379	101,282,494
Tata Consumer Products Ltd.	1,461,862	18,596,262
Tata Elxsi Ltd.	88,690	7,393,847
Tata Motors Ltd.	4,195,911	46,482,494
Tata Motors Ltd., Class A	1,205,242	8,951,405
Tata Power Co. Ltd. (The)	3,674,444	19,267,797
Tata Steel Ltd.	18,872,186	37,856,043
Tech Mahindra Ltd.	1,365,809	20,184,450
Thermax Ltd.	44,825	2,902,358
Titan Co. Ltd.	907,579	35,314,978
Torrent Pharmaceuticals Ltd.	259,498	8,392,242
Torrent Power Ltd.	362,508	6,522,180
Trent Ltd.	469,901	25,704,725
Tube Investments of India Ltd.	271,727	11,651,430
TVS Motor Co. Ltd.	606,636	15,861,002
UltraTech Cement Ltd.	293,658	34,916,912
Union Bank of India Ltd.	3,769,611	7,246,579
United Spirits Ltd.	743,505	10,351,961
UPL Ltd.	1,150,853	7,019,184
Varun Beverages Ltd.	1,162,020	19,882,373
Vedanta Ltd.	2,786,645	15,004,226
Wipro Ltd.	3,316,664	17,418,216
Yes Bank Ltd.(a)	35,466,713	9,790,699
Zomato Ltd.(a)	16,674,793	35,882,507
		3,431,153,863
Indonesia — 1.6%
Adaro Energy Indonesia Tbk PT	36,692,700	6,254,694
Amman Mineral Internasional PT(a)	16,715,300	12,420,754
Aneka Tambang Tbk	23,288,800	2,102,159
Astra International Tbk PT	51,524,000	13,628,643
Bank Central Asia Tbk PT	141,145,700	80,307,999
Bank Mandiri Persero Tbk PT	94,821,500	34,388,492
Bank Negara Indonesia Persero Tbk PT	38,171,252	10,357,729
Bank Rakyat Indonesia Persero Tbk PT	173,855,808	46,600,172
Barito Pacific Tbk PT	72,180,222	4,742,516
Chandra Asri Pacific Tbk PT	18,924,700	10,685,177
Charoen Pokphand Indonesia Tbk PT	18,856,145	6,033,966
GoTo Gojek Tokopedia Tbk PT(a)	2,250,533,766	9,048,433
Indah Kiat Pulp & Paper Tbk PT	6,490,200	3,644,162
Security	Shares	Value

Indonesia (continued)
Indofood CBP Sukses Makmur Tbk PT	6,012,500	$3,607,500
Indofood Sukses Makmur Tbk PT	11,163,900	4,037,087
Kalbe Farma Tbk PT	53,746,815	4,928,170
Merdeka Copper Gold Tbk PT(a)	26,865,263	4,467,048
Semen Indonesia Persero Tbk PT	202,437	43,477
Sumber Alfaria Trijaya Tbk PT	47,035,000	7,670,323
Telkom Indonesia Persero Tbk PT	126,081,400	22,489,048
Unilever Indonesia Tbk PT	19,146,800	3,683,218
United Tractors Tbk PT	3,823,753	5,194,421
		296,335,188
Kuwait — 0.8%
Boubyan Bank KSCP	3,757,233	7,100,344
Gulf Bank KSCP	5,439,901	4,511,741
Kuwait Finance House KSCP	25,932,341	61,814,385
Mabanee Co. KPSC	1,782,604	4,836,838
Mobile Telecommunications Co. KSCP	4,975,824	7,327,847
National Bank of Kuwait SAKP	19,947,408	55,758,092
		141,349,247
Malaysia — 1.4%
AMMB Holdings Bhd	4,773,375	4,312,590
Axiata Group Bhd	7,110,600	4,234,509
CELCOMDIGI Bhd	9,160,700	7,416,705
CIMB Group Holdings Bhd	16,312,100	23,750,300
Gamuda Bhd	4,749,200	6,124,420
Genting Bhd	5,322,300	5,385,838
Genting Malaysia Bhd	7,398,700	4,173,142
Hong Leong Bank Bhd	1,660,800	6,802,224
IHH Healthcare Bhd	5,260,900	6,918,413
Inari Amertron Bhd	6,840,200	4,737,423
IOI Corp. Bhd	6,511,720	5,291,746
Kuala Lumpur Kepong Bhd(c)	1,296,500	5,751,844
Malayan Banking Bhd	13,726,600	28,965,462
Malaysia Airports Holdings Bhd	2,044,500	4,319,188
Maxis Bhd	6,063,100	4,681,325
MISC Bhd	3,305,300	5,859,870
MR DIY Group M Bhd(b)	7,921,600	3,046,122
Nestle Malaysia Bhd	199,000	5,394,604
Petronas Chemicals Group Bhd	7,115,300	10,153,627
Petronas Dagangan Bhd	777,400	3,270,134
Petronas Gas Bhd	2,041,400	7,919,261
PPB Group Bhd	1,652,060	5,180,456
Press Metal Aluminium Holdings Bhd	9,486,200	11,285,897
Public Bank Bhd	36,486,750	31,794,245
QL Resources Bhd	2,819,000	3,775,186
RHB Bank Bhd	3,727,225	4,350,832
Sime Darby Bhd	6,900,273	4,079,426
Sime Darby Plantation Bhd	5,451,073	4,924,745
Telekom Malaysia Bhd	3,137,800	4,145,643
Tenaga Nasional Bhd	6,511,750	18,039,775
YTL Corp. Bhd	8,733,200	6,686,661
YTL Power International Bhd	6,189,700	6,487,713
		259,259,326
Mexico — 2.5%
Alfa SAB de CV, Class A	7,657,847	5,325,942
America Movil SAB de CV	46,524,050	43,106,007
Arca Continental SAB de CV	1,294,036	13,199,297
Banco del Bajio SA(b)	2,042,800	7,059,167
Cemex SAB de CV, NVS(a)	37,484,915	28,213,383
Coca-Cola Femsa SAB de CV	1,341,669	12,518,765
Fibra Uno Administracion SA de CV	7,512,281	10,723,923
Fomento Economico Mexicano SAB de CV	4,881,872	55,976,152

Schedule of Investments (unaudited) (continued)	iShares® MSCI Emerging Markets ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Shares	Value

Mexico (continued)
Gruma SAB de CV, Class B	472,991	$9,180,204
Grupo Aeroportuario del Centro Norte SAB de
CV, Class B	737,554	7,529,211
Grupo Aeroportuario del Pacifico SAB de CV,
Class B	991,000	18,645,975
Grupo Aeroportuario del Sureste SAB de CV,
Class B	460,247	15,477,472
Grupo Bimbo SAB de CV, Series A	3,369,746	12,689,304
Grupo Carso SAB de CV, Series A1	1,457,641	11,259,743
Grupo Financiero Banorte SAB de CV, Class O	6,545,212	62,252,136
Grupo Financiero Inbursa SAB de CV,
Class O(a)	4,698,449	12,625,013
Grupo Mexico SAB de CV, Series B	7,917,788	48,944,544
Industrias Penoles SAB de CV(a)	515,328	8,155,829
Kimberly-Clark de Mexico SAB de CV, Class A	3,887,563	8,154,797
Operadora De Sites Mexicanos SAB de CV	3,300,821	3,437,686
Orbia Advance Corp. SAB de CV	2,648,134	4,317,177
Prologis Property Mexico SA de CV	1,949,219	7,932,901
Promotora y Operadora de Infraestructura SAB
de CV	475,785	5,223,498
Wal-Mart de Mexico SAB de CV	12,968,200	48,757,344
		460,705,470
Peru — 0.3%
Cia. de Minas Buenaventura SAA, ADR	430,863	7,712,448
Credicorp Ltd.	169,048	27,947,015
Southern Copper Corp.	217,792	25,836,665
		61,496,128
Philippines — 0.5%
Ayala Corp.	634,246	6,457,779
Ayala Land Inc.	17,202,700	7,736,076
Bank of the Philippine Islands	4,791,818	9,842,388
BDO Unibank Inc.	6,055,013	13,450,986
International Container Terminal Services Inc.	2,596,530	15,156,778
JG Summit Holdings Inc.	7,256,393	3,843,954
Jollibee Foods Corp.	1,145,719	4,243,066
Manila Electric Co.	615,880	3,864,510
Metropolitan Bank & Trust Co.	4,751,775	5,044,066
PLDT Inc.	193,278	4,888,625
SM Investments Corp.	631,702	9,400,460
SM Prime Holdings Inc.	25,846,525	11,919,026
Universal Robina Corp.	2,226,950	4,071,833
		99,919,547
Poland — 1.0%
Allegro.eu SA (a)(b)(c)	1,467,356	14,119,889
Bank Polska Kasa Opieki SA	467,163	19,027,620
Budimex SA	33,848	6,430,537
CD Projekt SA	168,482	5,583,936
Dino Polska SA(a)(b)(c)	124,497	12,405,941
KGHM Polska Miedz SA	357,768	13,900,340
LPP SA	2,893	12,777,719
mBank SA(a)	38,521	6,150,186
ORLEN SA	1,465,352	23,736,495
PGE Polska Grupa Energetyczna SA(a)	2,321,559	4,010,304
Powszechna Kasa Oszczednosci Bank
Polski SA	2,224,568	33,707,475
Powszechny Zaklad Ubezpieczen SA	1,511,711	19,239,573
Santander Bank Polska SA	91,402	11,785,323
		182,875,338
Qatar — 0.8%
Barwa Real Estate Co.	5,268,253	4,086,241
Commercial Bank PSQC (The)	8,229,351	8,759,672
Security	Shares	Value

Qatar (continued)
Dukhan Bank	5,049,699	$4,908,256
Industries Qatar QSC	3,848,075	12,211,249
Masraf Al Rayan QSC	14,281,706	9,040,044
Mesaieed Petrochemical Holding Co.	13,189,864	6,268,885
Ooredoo QPSC	2,058,164	5,311,085
Qatar Electricity & Water Co. QSC	1,124,507	4,632,575
Qatar Fuel QSC	1,702,137	6,280,690
Qatar Gas Transport Co. Ltd.	6,644,254	7,270,731
Qatar International Islamic Bank QSC	2,425,143	6,673,119
Qatar Islamic Bank SAQ	4,438,944	21,028,514
Qatar National Bank QPSC	11,681,166	43,371,973
		139,843,034
Russia — 0.0%
Alrosa PJSC(d)	9,805,890	1,084
Gazprom PJSC(a)(d)	43,696,315	4,832
GMK Norilskiy Nickel PAO(d)	23,375,700	26
Inter RAO UES PJSC(d)	121,651,300	13,453
LUKOIL PJSC(a)(d)	1,533,792	170
Mobile TeleSystems PJSC(a)(d)	3,162,662	350
Moscow Exchange MICEX-RTS PJSC(a)(d)	5,279,850	584
Novatek PJSC(a)(d)	3,371,230	373
Novolipetsk Steel PJSC(a)(d)	5,629,360	622
Ozon Holdings PLC, ADR(a)(d)	197,078	22
PhosAgro PJSC(a)(d)	174,249	19
PhosAgro PJSC, GDR(d)(e)	2	—
PhosAgro PJSC, New(a)(d)	3,367	34
Polyus PJSC(a)(d)	126,490	14
Rosneft Oil Co. PJSC(a)(d)	4,281,715	473
Sberbank of Russia PJSC(d)	39,606,181	4,380
Severstal PAO(a)(d)	805,849	89
Surgutneftegas PJSC(a)(d)	26,192,370	2,897
Tatneft PJSC(a)(d)	5,175,395	572
TCS Group Holding PLC, GDR(a)(d)(e)	445,207	49
United Co. RUSAL International PJSC(a)(d)	11,428,270	1,264
VK Co. Ltd.(a)(d)(e)	404,870	45
VTB Bank PJSC(a)(d)	11,783,971,998	1,303
X5 Retail Group NV, GDR(a)(d)(e)	424,766	47
Yandex NV(a)(d)	1,127,576	125
		32,827
Saudi Arabia — 3.8%
ACWA Power Co.	365,700	39,308,250
Ades Holding Co.(a)	856,671	4,124,957
Advanced Petrochemical Co.	351,833	3,771,973
Al Rajhi Bank	4,977,561	101,391,373
Alinma Bank	3,132,368	25,598,745
Almarai Co. JSC	630,995	8,798,634
Arab National Bank	2,332,438	12,296,189
Arabian Internet & Communications
Services Co.	60,470	4,266,772
Bank AlBilad	1,565,246	13,584,996
Bank Al-Jazira(a)	1,289,807	5,175,421
Banque Saudi Fransi	1,499,993	13,433,181
Bupa Arabia for Cooperative Insurance Co.	208,607	12,847,793
Co. for Cooperative Insurance (The)	189,601	6,666,258
Dallah Healthcare Co.	92,270	4,079,572
Dar Al Arkan Real Estate Development Co.(a)	1,352,369	4,305,139
Dr Sulaiman Al Habib Medical Services
Group Co.	223,602	15,919,462
Elm Co.	62,274	13,297,364
Etihad Etisalat Co.	954,785	11,955,449
Jarir Marketing Co.	1,495,425	5,085,223

Schedule of Investments (unaudited) (continued)	iShares® MSCI Emerging Markets ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Shares	Value

Saudi Arabia (continued)
Mobile Telecommunications Co. Saudi Arabia	1,126,460	$3,393,766
Mouwasat Medical Services Co.	250,579	7,148,520
Nahdi Medical Co.	100,212	3,514,100
Power & Water Utility Co. for Jubail & Yanbu	195,787	3,068,584
Riyad Bank	3,736,978	24,375,690
SABIC Agri-Nutrients Co.	593,944	16,824,207
Sahara International Petrochemical Co.	909,138	7,235,388
SAL Saudi Logistics Services	53,704	3,688,675
Saudi Arabian Mining Co.(a)	3,299,022	40,712,152
Saudi Arabian Oil Co.(b)	6,679,726	51,639,418
Saudi Aramco Base Oil Co.	132,155	4,597,722
Saudi Awwal Bank.	2,579,089	26,372,497
Saudi Basic Industries Corp.	2,278,312	46,264,474
Saudi Electricity Co.	2,129,437	9,510,315
Saudi Industrial Investment Group.	945,191	5,408,012
Saudi Investment Bank (The)	1,565,246	5,222,767
Saudi Kayan Petrochemical Co.(a)	1,955,244	4,154,770
Saudi National Bank (The)	7,481,003	67,937,959
Saudi Research & Media Group(a)	96,398	5,255,382
Saudi Tadawul Group Holding Co.	126,382	7,989,080
Saudi Telecom Co.	5,028,291	48,262,585
Savola Group (The)(a)	658,951	7,597,100
Yanbu National Petrochemical Co.	671,205	6,483,378
		712,563,292
South Africa — 2.8%
Absa Group Ltd.	2,137,178	16,971,139
Anglo American Platinum Ltd.(c)	170,750	5,601,367
Anglogold Ashanti PLC, NVS	1,070,926	25,700,773
Aspen Pharmacare Holdings Ltd.	981,195	12,136,836
Bid Corp. Ltd.	857,233	18,976,405
Bidvest Group Ltd. (The)	768,922	10,053,101
Capitec Bank Holdings Ltd.	221,512	25,139,107
Clicks Group Ltd.	610,802	9,587,013
Discovery Ltd.	1,384,960	8,087,105
Exxaro Resources Ltd.	624,937	6,054,272
FirstRand Ltd.	12,847,576	44,572,509
Gold Fields Ltd.	2,274,635	35,800,342
Harmony Gold Mining Co. Ltd.	1,461,142	13,398,289
Impala Platinum Holdings Ltd.	2,303,008	11,863,601
Kumba Iron Ore Ltd.(c)	166,141	4,336,028
MTN Group Ltd.	4,333,667	19,015,514
Naspers Ltd., Class N	452,105	89,622,146
Nedbank Group Ltd.	1,114,253	13,552,543
NEPI Rockcastle NV	1,396,657	9,652,063
Northam Platinum Holdings Ltd.	912,256	6,299,593
Old Mutual Ltd.	11,976,081	6,776,989
OUTsurance Group Ltd., NVS	2,067,241	4,407,400
Pepkor Holdings Ltd.(b)(c)	5,163,723	4,693,968
Reinet Investments SCA	350,633	8,836,474
Remgro Ltd.	1,248,904	8,024,632
Sanlam Ltd.	4,491,632	16,938,366
Sasol Ltd.	1,464,701	9,731,470
Shoprite Holdings Ltd.	1,277,263	16,982,068
Sibanye Stillwater Ltd.	7,233,065	9,129,197
Standard Bank Group Ltd.	3,418,602	32,658,029
Vodacom Group Ltd.	1,595,867	7,854,027
Woolworths Holdings Ltd./South Africa	2,400,246	6,957,327
		519,409,693
South Korea — 11.0%
Alteogen Inc.(a)	100,308	13,468,100
Amorepacific Corp.	74,442	10,456,788
Security	Shares	Value

South Korea (continued)
Celltrion Inc.	389,247	$49,687,912
Celltrion Pharm Inc.(a)(c)	47,807	3,093,792
CJ CheilJedang Corp.	21,342	5,404,468
CosmoAM&T Co. Ltd.(a)	61,885	6,996,070
Coway Co. Ltd.	143,891	5,892,643
DB Insurance Co. Ltd.	117,153	8,780,318
Doosan Bobcat Inc.	141,587	5,920,544
Doosan Enerbility Co. Ltd.(a)	1,145,874	17,279,147
Ecopro BM Co. Ltd.(a)(c)	124,494	17,385,316
Ecopro Co. Ltd.(a)(c)	253,524	17,413,588
Ecopro Materials Co. Ltd.(a)	34,893	2,016,296
Enchem Co. Ltd.(a)	23,196	4,917,140
GS Holdings Corp.	118,746	3,748,989
Hana Financial Group Inc.	743,284	33,191,789
Hanjin Kal Corp.	67,540	3,117,846
Hankook Tire & Technology Co. Ltd.	190,022	6,021,190
Hanmi Pharm Co. Ltd.	18,048	3,701,500
Hanmi Semiconductor Co. Ltd.	113,141	13,317,440
Hanon Systems	172,681	625,735
Hanwha Aerospace Co. Ltd.	90,605	13,513,165
Hanwha Ocean Co. Ltd.(a)	217,358	4,676,490
Hanwha Solutions Corp.	279,863	6,425,200
HD Hyundai Co. Ltd.	112,985	5,630,692
HD Hyundai Electric Co. Ltd.	38,472	8,363,780
HD Hyundai Heavy Industries Co. Ltd.(a)	55,974	5,224,445
HD Korea Shipbuilding & Offshore Engineering
Co. Ltd.(a)	108,663	10,266,760
HLB Inc.(a)	301,275	13,367,109
HMM Co. Ltd.	608,719	7,956,091
HYBE Co. Ltd.	53,311	7,735,534
Hyundai Engineering & Construction Co. Ltd.	199,604	4,789,632
Hyundai Glovis Co. Ltd.	46,635	6,069,780
Hyundai Mobis Co. Ltd.	151,621	23,639,969
Hyundai Motor Co.	342,256	62,805,277
Hyundai Steel Co.	226,225	4,858,751
Industrial Bank of Korea	690,569	6,873,354
Kakao Corp.	794,166	25,023,180
KakaoBank Corp.	429,184	6,940,160
Kakaopay Corp.(a)	19,980	450,102
Kangwon Land Inc.	113,000	1,218,859
KB Financial Group Inc.	975,998	56,110,409
Kia Corp.	661,165	56,434,558
Korea Aerospace Industries Ltd.(c)	191,846	7,196,632
Korea Electric Power Corp.(a)	661,864	9,311,616
Korea Investment Holdings Co. Ltd.	111,004	5,235,608
Korea Zinc Co. Ltd.(c)	21,195	8,089,353
Korean Air Lines Co. Ltd.	459,905	6,939,685
Krafton Inc.(a)	74,217	13,411,404
KT Corp.	90,842	2,425,442
KT&G Corp.	259,558	15,667,366
Kum Yang Co. Ltd.(a)	94,403	5,747,001
Kumho Petrochemical Co. Ltd.(c)	42,167	4,504,957
L&F Co. Ltd.(a)	64,990	7,388,144
LG Chem Ltd.	125,004	31,948,286
LG Corp.	239,093	14,068,146
LG Display Co. Ltd.(a)	783,408	5,642,491
LG Electronics Inc.	270,563	20,580,053
LG Energy Solution Ltd.(a)(c)	115,549	27,832,827
LG H&H Co. Ltd.	23,786	7,195,208
LG Innotek Co. Ltd.	35,312	6,335,045
LG Uplus Corp.	413,381	2,886,891
Lotte Chemical Corp.	48,175	3,948,361

Schedule of Investments (unaudited) (continued)	iShares® MSCI Emerging Markets ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Shares	Value

South Korea (continued)
Meritz Financial Group Inc.	250,387	$13,874,344
Mirae Asset Securities Co. Ltd.	661,799	3,459,414
NAVER Corp.	326,865	40,465,551
NCSoft Corp.	36,706	5,068,605
Netmarble Corp.(a)(b)(c)	63,182	2,760,755
NH Investment & Securities Co. Ltd.	382,606	3,398,082
Orion Corp./Republic of Korea	60,705	4,016,354
Posco DX Co. Ltd.(c)	135,690	3,491,143
POSCO Future M Co. Ltd.(c)	78,797	14,403,176
POSCO Holdings Inc.	183,085	49,097,617
Posco International Corp.	135,046	4,230,517
Samsung Biologics Co. Ltd.(a)(b)	45,209	23,849,806
Samsung C&T Corp.(c)	211,762	20,724,930
Samsung E&A Co. Ltd.(a)	395,102	6,691,836
Samsung Electro-Mechanics Co. Ltd.	140,644	15,796,859
Samsung Electronics Co. Ltd.	12,094,644	640,808,111
Samsung Fire & Marine Insurance Co. Ltd.	78,432	19,800,543
Samsung Heavy Industries Co. Ltd.(a)	1,683,850	11,222,399
Samsung Life Insurance Co. Ltd.	204,637	12,503,740
Samsung SDI Co. Ltd.	138,279	37,779,822
Samsung SDS Co. Ltd.	101,263	11,233,872
Samsung Securities Co. Ltd.	119,452	3,126,663
Shinhan Financial Group Co. Ltd.	1,105,843	37,937,705
SK Biopharmaceuticals Co. Ltd.(a)(c)	80,130	4,960,039
SK Bioscience Co. Ltd.(a)	68,831	2,576,684
SK Hynix Inc.	1,383,194	190,587,871
SK IE Technology Co. Ltd.(a)(b)	70,291	2,203,948
SK Inc.	93,338	11,921,601
SK Innovation Co. Ltd.(a)	152,790	11,106,312
SK Square Co. Ltd.(a)	253,134	14,199,966
SK Telecom Co. Ltd.	126,277	4,659,846
SKC Co. Ltd.(a)	49,142	4,977,045
S-Oil Corp.	112,264	5,557,741
Woori Financial Group Inc.	1,532,408	15,718,396
Yuhan Corp.	147,806	7,384,214
		2,038,759,931
Taiwan — 18.0%
Accton Technology Corp.	1,286,000	20,136,622
Acer Inc.(c)	7,478,121	12,267,437
Advantech Co. Ltd.	1,203,213	13,173,316
Airtac International Group.	338,526	10,711,366
Alchip Technologies Ltd.(c)	196,000	17,511,278
ASE Technology Holding Co. Ltd.	8,069,110	39,179,321
Asia Cement Corp.(c)	5,959,077	7,649,311
Asia Vital Components Co. Ltd.	814,000	19,323,517
Asustek Computer Inc.(c)	1,794,968	28,576,531
AUO Corp.(c)	16,769,200	9,240,547
Catcher Technology Co. Ltd.	1,488,210	10,340,159
Cathay Financial Holding Co. Ltd.	24,233,000	42,169,838
Chailease Holding Co. Ltd.(c)	3,647,081	17,176,540
Chang Hwa Commercial Bank Ltd.	14,278,047	8,037,970
Cheng Shin Rubber Industry Co. Ltd.(c)	4,662,128	8,775,103
China Airlines Ltd.(c)	7,502,000	5,207,158
China Development Financial Holding Corp.(a)	40,891,588	17,857,177
China Steel Corp.(c)	30,160,313	22,136,252
Chunghwa Telecom Co. Ltd.(c)	9,545,410	37,768,957
Compal Electronics Inc.(c)	10,643,908	12,222,857
CTBC Financial Holding Co. Ltd.	45,029,772	49,337,726
Delta Electronics Inc.	4,961,000	49,989,541
E Ink Holdings Inc.(c)	2,161,000	14,695,988
E.Sun Financial Holding Co. Ltd.	35,865,378	31,716,264
Eclat Textile Co. Ltd.	441,427	6,623,432
Security	Shares	Value

Taiwan (continued)
eMemory Technology Inc.(c)	158,000	$10,763,518
Eva Airways Corp.(c)	6,723,000	7,450,769
Evergreen Marine Corp. Taiwan Ltd.(c)	2,573,324	16,721,760
Far Eastern New Century Corp.	7,670,038	8,008,455
Far EasTone Telecommunications Co. Ltd.	4,431,000	11,430,502
Feng TAY Enterprise Co. Ltd.(c)	1,282,593	6,143,842
First Financial Holding Co. Ltd.	27,821,089	23,666,322
Formosa Chemicals & Fibre Corp.(c)	9,050,090	14,808,950
Formosa Petrochemical Corp.(c)	2,886,000	6,020,545
Formosa Plastics Corp.(c)	9,403,280	18,974,915
Fortune Electric Co. Ltd.	292,000	6,436,007
Fubon Financial Holding Co. Ltd.	19,711,073	44,798,320
Gigabyte Technology Co. Ltd.(c)	1,292,000	12,770,400
Global Unichip Corp.(c)	221,000	10,011,395
Globalwafers Co. Ltd.	649,000	10,588,407
Hon Hai Precision Industry Co. Ltd.	31,629,873	168,444,753
Hotai Motor Co. Ltd.(c)	780,380	14,832,483
Hua Nan Financial Holdings Co. Ltd.(c)	22,771,407	17,619,652
Innolux Corp.	22,161,738	9,564,565
Inventec Corp.(c)	6,854,281	11,414,022
Largan Precision Co. Ltd.	249,000	17,586,064
Lite-On Technology Corp.(c)	5,113,246	17,104,728
MediaTek Inc.	3,850,338	147,445,127
Mega Financial Holding Co. Ltd.	29,414,100	35,533,096
Micro-Star International Co. Ltd.	1,837,000	10,912,083
Nan Ya Plastics Corp.(c)	11,879,160	19,560,423
Nanya Technology Corp.(c)	3,228,000	6,456,976
Nien Made Enterprise Co. Ltd.	421,000	4,569,173
Novatek Microelectronics Corp.(c)	1,465,000	27,007,902
Pegatron Corp.	5,004,414	16,423,298
PharmaEssentia Corp.(a)(c)	589,000	7,594,820
Pou Chen Corp.	5,827,220	6,757,189
President Chain Store Corp.	1,418,000	11,831,431
Quanta Computer Inc.	6,870,000	58,370,167
Realtek Semiconductor Corp.(c)	1,249,637	21,098,692
Ruentex Development Co. Ltd.	4,151,916	5,730,338
Shanghai Commercial & Savings Bank
Ltd. (The)	9,989,229	14,221,953
Shin Kong Financial Holding Co. Ltd.(a)(c)	33,323,149	9,734,233
Silergy Corp.	814,000	11,920,529
SinoPac Financial Holdings Co. Ltd.	27,231,521	19,421,777
Synnex Technology International Corp.(c)	3,265,834	8,513,024
Taishin Financial Holding Co. Ltd.	28,847,523	16,401,243
Taiwan Business Bank	16,508,184	8,630,672
Taiwan Cement Corp.(c)	16,820,748	17,174,348
Taiwan Cooperative Financial Holding Co. Ltd.	26,557,701	20,974,114
Taiwan High Speed Rail Corp.	5,077,000	4,706,607
Taiwan Mobile Co. Ltd.(c)	4,483,600	14,631,562
Taiwan Semiconductor Manufacturing Co. Ltd.	62,427,000	1,598,626,326
Unimicron Technology Corp.(c)	3,480,000	19,780,638
Uni-President Enterprises Corp.	12,213,839	30,196,543
United Microelectronics Corp.(c)	28,655,000	48,782,970
Vanguard International Semiconductor Corp.(c)	2,343,000	7,806,407
Voltronic Power Technology Corp.	169,000	8,856,893
Walsin Lihwa Corp.(c)	7,159,406	8,192,167
Wan Hai Lines Ltd.(c)	1,756,090	4,320,565
Winbond Electronics Corp.(c)	8,117,863	6,305,866
Wistron Corp.(c)	6,627,000	23,084,853
Wiwynn Corp.(c)	241,000	18,444,807
WPG Holdings Ltd.	4,122,449	10,997,469
Yageo Corp.(c)	832,940	17,098,769
Yang Ming Marine Transport Corp.	4,374,000	9,654,288

Schedule of Investments (unaudited) (continued)	iShares® MSCI Emerging Markets ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Shares	Value

Taiwan (continued)
Yuanta Financial Holding Co. Ltd.	25,567,004	$25,054,865
Zhen Ding Technology Holding Ltd.(c)	1,660,075	6,282,818
		3,346,091,603
Thailand — 1.4%
Advanced Info Service PCL, NVDR	3,023,900	16,702,272
Airports of Thailand PCL, NVDR(c)	10,341,200	18,305,788
Asset World Corp. PCL, NVDR(c)	20,444,400	2,116,404
Bangkok Dusit Medical Services PCL, NVDR	27,962,700	20,539,809
Bangkok Expressway & Metro PCL, NVDR(c)	19,550,200	4,181,500
BTS Group Holdings PCL, NVDR	4,545,666	595,014
Bumrungrad Hospital PCL, NVDR	1,539,500	10,135,245
Central Pattana PCL, NVDR(c)	5,163,100	8,054,827
Central Retail Corp. PCL, NVDR(c)	4,634,134	3,857,997
Charoen Pokphand Foods PCL, NVDR(a)	9,622,900	5,964,470
CP ALL PCL, NVDR	14,464,900	22,643,541
CP Axtra PCL, NVDR	5,419,600	4,241,943
Delta Electronics Thailand PCL, NVDR(c)	7,917,200	15,988,032
Energy Absolute PCL, NVDR(c)	4,292,200	2,689,783
Global Power Synergy PCL, NVDR(c)	1,953,600	2,509,487
Gulf Energy Development PCL, NVDR	7,495,500	8,271,111
Home Product Center PCL, NVDR(c) C	15,773,614	3,995,775
Indorama Ventures PCL, NVDR	4,373,580	2,753,115
Intouch Holdings PCL, NVDR	2,676,725	4,908,214
Kasikornbank PCL, NVDR	1,486,500	5,301,397
Krung Thai Bank PCL, NVDR	8,810,700	4,124,272
Krungthai Card PCL, NVDR(c)	2,679,300	3,344,356
Land & Houses PCL, NVDR	265,073	47,566
Minor International PCL, NVDR	8,258,420	6,916,544
PTT Exploration & Production PCL, NVDR	3,391,839	14,262,667
PTT Global Chemical PCL, NVDR(c)	5,740,630	5,439,149
PTT Oil & Retail Business PCL, NVDR	7,622,800	3,759,056
PTT PCL, NVDR	25,516,000	22,762,224
SCB X PCL, NVDR(c)	2,132,200	6,156,737
SCG Packaging PCL, NVDR	3,211,900	2,916,761
Siam Cement PCL (The), NVDR	1,955,900	12,568,061
Thai Oil PCL, NVDR	3,109,900	4,390,715
TMBThanachart Bank PCL, NVDR(c)	62,019,900	2,851,783
True Corp. PCL, NVDR(a)(c)	26,759,720	6,303,727
		259,599,342
Turkey — 0.8%
Akbank TAS.	7,958,110	16,313,169
Aselsan Elektronik Sanayi Ve Ticaret A/S	3,544,951	6,452,216
BIM Birlesik Magazalar A/S	1,168,965	17,412,992
Coca-Cola Icecek A/S	202,045	4,769,614
Enka Insaat ve Sanayi AS	2	2
Eregli Demir ve Celik Fabrikalari TAS	3,587,465	5,337,235
Ford Otomotiv Sanayi AS	181,682	6,147,829
Haci Omer Sabanci Holding AS	2,596,689	7,873,089
KOC Holding AS	1,915,696	14,161,166
Pegasus Hava Tasimaciligi AS(a)	567,000	3,561,385
Sasa Polyester Sanayi AS(a)	3,346,695	4,567,747
Tofas Turk Otomobil Fabrikasi AS	322,674	3,092,420
Turk Hava Yollari AO(a)	1,405,630	13,206,442
Turkcell Iletisim Hizmetleri AS	3,068,304	9,483,931
Turkiye Is Bankasi AS, Class C	22,345,682	11,171,714
Turkiye Petrol Rafinerileri AS	2,470,240	13,545,853
Turkiye Sise ve Cam Fabrikalari AS	3,544,645	5,474,021
Yapi ve Kredi Bankasi A/S(c)	8,677,424	8,703,478
		151,274,303
United Arab Emirates — 1.1%
Abu Dhabi Commercial Bank PJSC	7,441,947	15,815,580
Security	Shares	Value

United Arab Emirates (continued)
Abu Dhabi Islamic Bank PJSC	3,743,628	$11,435,593
Abu Dhabi National Oil Co. for
Distribution PJSC	8,085,906	7,139,287
Aldar Properties PJSC	9,913,494	14,844,398
Americana Restaurants International PLC	6,626,259	5,850,685
Dubai Islamic Bank PJSC.	7,406,271	11,130,427
Emaar Properties PJSC	16,889,868	35,223,149
Emirates NBD Bank PJSC	4,831,914	20,456,096
Emirates Telecommunications Group Co. PJSC	8,751,071	38,358,379
First Abu Dhabi Bank PJSC	11,220,592	35,436,182
Multiply Group PJSC(a)	9,878,389	5,083,011
		200,772,787

Total Common Stocks — 97.5%
(Cost: $15,340,161,878)	.	18,134,221,214

Preferred Stocks

Brazil — 1.3%
Banco Bradesco SA, Preference Shares, NVS	13,304,923	32,103,711
Centrais Eletricas Brasileiras SA, Class B,
Preference Shares, NVS	643,907	4,798,431
Cia. Energetica de Minas Gerais, Preference
Shares, NVS	4,547,707	8,617,510
Cia. Paranaense de Energia - Copel,
Preference Shares, NVS	2,698,982	4,667,153
Gerdau SA, Preference Shares, NVS	3,559,847	12,277,674
Itau Unibanco Holding SA, Preference
Shares, NVS	12,204,742	72,123,473
Itausa SA, Preference Shares, NVS	13,741,819	25,463,806
Petroleo Brasileiro SA, Preference
Shares, NVS	12,050,164	89,018,237
		249,069,995
Chile — 0.1%
Sociedad Quimica y Minera de Chile SA,
Class B, Preference Shares	365,069	17,100,791

Colombia — 0.1%
Bancolombia SA, Preference Shares, NVS	1,148,786	10,133,933

Russia — 0.0%
Surgutneftegas PJSC, Preference
Shares, NVS(a)(d)	25,014,400	2,766

South Korea — 0.6%
Hyundai Motor Co.
Preference Shares, NVS	58,763	6,534,203
Series 2, Preference Shares, NVS	93,894	10,446,403
LG Chem Ltd., Preference Shares, NVS	20,407	3,519,732
Samsung Electronics Co. Ltd., Preference
Shares, NVS	2,082,483	90,860,941
		111,361,279

Total Preferred Stocks — 2.1%
(Cost: $238,873,876)		387,668,764

Schedule of Investments (unaudited) (continued)	iShares® MSCI Emerging Markets ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Shares	Value

Rights

China — 0.0%
Kangmei Pharmaceutical Co. Ltd.,
(Expires 12/31/49)(d)	255,006	$—

Total Rights — 0.0%
(Cost: $—)		—
Total Long-Term Investments — 99.6%
(Cost: $15,579,035,754)		18,521,889,978

Short-Term Securities

Money Market Funds — 2.7%
BlackRock Cash Funds: Institutional, SL Agency
Shares, 5.49%(f)(g)(h)	495,581,655	495,730,330
BlackRock Cash Funds: Treasury, SL Agency
Shares, 5.28%(f)(g)	8,080,000	8,080,000

Total Short-Term Securities — 2.7%
(Cost: $503,550,384)		503,810,330

Total Investments — 102.3%
(Cost: $16,082,586,138)		19,025,700,308

Liabilities in Excess of Other Assets — (2.3)%		(427,432,145)

Net Assets — 100.0%		$18,598,268,163

(a)	Non-income producing security.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.

(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

(e)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.

(f)	Affiliate of the Fund.

(g)	Annualized 7-day yield as of period end.

(h)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/23	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 05/31/24	Shares Held at 05/31/24	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$706,808,674	$—		$(211,109,850	)(a)	$130,021	$(98,515)	$495,730,330	495,581,655	$6,329,371	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	—	8,080,000	(a)	—		—	—	8,080,000	8,080,000	2,152,383		—
						$130,021	$(98,515)	$503,810,330		$8,481,754		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

				Value/
			Notional	Unrealized
	Number of	Expiration	Amount	Appreciation
Description	Contracts	Date	(000)	(Depreciation)
Long Contracts
MSCI Emerging Markets Index	1,292	06/21/24	$68,250	$(2,373,970)

Schedule of Investments (unaudited) (continued)	iShares® MSCI Emerging Markets ETF
May 31, 2024

Forward Foreign Currency Exchange Contracts

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$2,623,898,967	$15,508,457,061	$1,865,186	$18,134,221,214
Preferred Stocks	276,304,719	111,361,279	2,766	387,668,764
Rights	—	—	—	—
Short-Term Securities
Money Market Funds	503,810,330	—	—	503,810,330
	$3,404,014,016	$15,619,818,340	$1,867,952	$19,025,700,308
Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$(2,373,970)	$—	$—	$(2,373,970)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
JSC	Joint Stock Company
NVDR	Non-Voting Depositary Receipt
NVS	Non-Voting Shares
PJSC	Public Joint Stock Company